Share-based Payments - Other plans (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 5,568	€ 14,517
Credit relation to the forfeiture of executive awards due to the termination of employment	2,407
General population and executives - Employee Stock Option Program (ESOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	400	3,684
General population - Restricted Stock units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,198	2,312
General population and executives - Retention and Recognition (RNR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	(18)
Executives - Employee Stock Option Program (ESOP) special vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	230	504
Executives - Restricted Stock units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,762	1,845
Executives - Performance-based stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	(1,040)	1,058
Executives - Time-based stock options (TSO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	294	553
Share-based payment - Vendors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,190	€ 4,561
Executives - Equity-based annual bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	(90)
Executives - Cash-based annual bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 642